Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Institutional investors [member] Issued capital [member]	Institutional investors [member] Capital reserve [member]	Institutional investors [member]	IPO [member] Issued capital [member]	IPO [member] Capital reserve [member]	IPO [member]	Issued capital [member]	Capital reserve [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2018							€ 32	€ 3,302	€ 0	€ (17,120)	€ (13,786)
Statement Line Items [Line Items]
Loss for the period								0	0	(9,971)	(9,971)
Contributions to equity							2	5,187	0	0	5,189
Balance at Dec. 31, 2019							34	8,489	0	(27,091)	(18,568)
Statement Line Items [Line Items]
Loss for the period							0	0	0	(56,032)	(56,032)
Contributions to equity							104	35,904	0	0	36,008
Capital contribution of the GmbH shares into the N.V.							(34)	34	0	0
Share split							1,835	(1,835)	0	0
Conversion high voting shares							4,500	(4,500)	0	0
Settlement agreement							29	1,398	0	0	1,427
Share-based compensation							0	0	32,160	0	32,160
Fair Value Measurement Convertible Bond (OCI)							0	0	(21)	0	(21)
Balance at Dec. 31, 2020							6,468	39,490	32,139	(83,123)	(5,026)
Statement Line Items [Line Items]
Loss for the period										(63,953)	(63,953)
Contributions to equity	€ 4	€ 1,479	€ 1,483	€ 690	€ 138,837	€ 139,527
Settlement agreement									(250)		(250)
Share-based compensation									1,981		1,981
Fair Value Measurement Convertible Bond (OCI)									16		16
Issue of bonus shares							1,529	(1,529)
Conversion of Convertible Bond (see note 7.8)							44	9,617	5	(5)	9,661
Balance at Dec. 31, 2021							€ 8,735	€ 187,894	€ 33,891	€ (147,080)	€ 83,439